Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 169,817	$ 43,938
Restricted cash	24,616	6,804
Accounts receivable	6,165	2,309
Inventory	1,132,571	171,359
Prepaid expenses and other current assets	9,808	2,880
Total current assets	1,342,977	227,290
Property and equipment, net	5,146	8,231
Other non-current assets	4,959	352
Total assets	1,353,082	235,873
Current liabilities:
Accounts payable	6,399	2,149
Accrued and other current liabilities	35,027	11,181
Secured credit facilities and notes payable, net	861,762	50,143
Secured credit facilities and notes payable - related party	164,434	126,825
Total current liabilities	1,067,622	190,298
Secured credit facilities and notes payable, net of current portion		4,710
Warrant liabilities	24,061
Other long-term liabilities	3,830
Total liabilities	1,095,513	195,008
Commitments and contingencies (Note 17)
Temporary equity:
Total temporary equity	0	184,123
Stockholders' equity (deficit):
Additional paid in capital	389,601	5,908
Accumulated deficit	(132,056)	(138,516)
Treasury stock	0	(10,650)
Total stockholders' equity (deficit)	257,569	(143,258)
TOTAL LIABILITIES, TEMPORARY EQUITY, AND STOCKHOLDERS' EQUITY (DEFICIT)	1,353,082	235,873
Series A Convertible Preferred Stock
Temporary equity:
Total temporary equity	0	14,921
Series A-1 Convertible Preferred Stock
Temporary equity:
Total temporary equity	0	7,470
Series A-2 Convertible Preferred Stock
Temporary equity:
Total temporary equity	0	7,463
Series B Convertible Preferred Stock
Temporary equity:
Total temporary equity	0	49,845
Series C Convertible Preferred Stock
Temporary equity:
Total temporary equity	0	104,424
Class A Common Stock
Stockholders' equity (deficit):
Common stock value	22	0
Class B Common Stock
Stockholders' equity (deficit):
Common stock value	$ 2	$ 0